Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Operating lease maturity schedule
Future minimum lease payments under non-cancellable operating leases as of December 31, 2019 were as follows:

(in thousands)	Operating Leases

2020	$20,445
2021	11,263
2022	14,625
2023	14,703
2024	13,444
Thereafter	102,711
Total future minimum lease payments	177,191
Less: Imputed interest	(48,492)
Total	$128,699

Operating lease maturity schedule under ASC 840
Future minimum lease payments under non-cancellable operating leases as of December 31, 2018(1) were as follows:

(in thousands)	Operating Leases

2019	$9,214
2020	7,204
2021	4,577
2022	4,393
2023	4,179
Thereafter	14,878
Total future minimum lease payments	$44,445
(1)    Amounts included for comparability and accounted for in accordance with ASC 840, "Leases".

Lease assets and liabilities
Other information related to our operating leases was as follows:

(in thousands, except lease term and discount rate)	As of December 31, 2019

Balance Sheet Information
Right-of-use assets	$128,192
Other current liabilities	15,051
Operating lease liabilities	113,648
Weighted Average Remaining Lease Term
Operating leases	12.59 years
Weighted Average Discount Rate
Operating leases	5.19%

Lease supplemental cash flow information

(in thousands)	As of December 31, 2019

Supplemental Cash Flows Information
Cash paid for amounts included in the measurement of lease liabilities	$14,022
Right-of-use assets obtained in exchange for lease obligations	9,612